STOCK OPTIONS AND OTHER SHARE-BASED COMPENSATION - Significant Fair Value Assumptions (Details)	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Assumptions used in calculating fair value of stock option grants
Expected dividends	1.80%	2.40%
Expected volatility	19.30%	21.80%
Risk-free interest rates	1.80%	1.20%
Expected term (years)	5 years	5 years 11 days